Virtus KAR Small-Mid Cap Growth Fund,

a series of Virtus Equity Trust

Supplement dated March 31, 2022, to the Summary Prospectus and the

Virtus Equity Trust Statutory Prospectus, each dated January 28, 2022

Important Notice to Investors

Effective March 31, 2022, Chris Wright, CFA, is hereby added as a portfolio manager of Virtus KAR Small-Mid Cap Growth Fund (the “Fund”).

The following disclosure is hereby added under “Portfolio Management” in the summary prospectus for the Fund, and in the summary section of the Fund’s statutory prospectus:

> Chris Wright, CFA, Portfolio Manager and Senior Research Analyst at KAR. Mr. Wright has served as a Portfolio Manager of the fund since March 2022.

In the Management of the Funds section under “Portfolio Management” beginning on page 104 of the Fund’s statutory prospectus, the row for the Fund in the table under the subheading “KAR” is hereby replaced with the following:

Virtus KAR Small-Mid Cap Growth Fund	Julie Biel, CFA (since the fund’s inception in December 2020) Chris Wright, CFA (since March 2022)

 The portfolio manager biographies under the referenced table are hereby amended by adding the following for Chris Wright:

Chris Wright, CFA. Mr. Wright is a Portfolio Manager and Senior Research Analyst at KAR with primary research responsibilities for the financials and real estate sector. Before joining KAR in 2012, Mr. Wright worked at Alvarez & Marsal as a Senior Associate in Turnarounds and Restructuring and at Houlihan Lokey as an Associate in the Investment Banking Financial Institutions Group. He has approximately 10 years of equity research experience.

All other disclosure concerning the Fund, including fees, expenses, investment objective, strategies and risks, remains unchanged.

Investors should retain this supplement with the Prospectuses for future reference.

VET 8019 KAR Small-Mid Cap Growth PM Change (3/2022)

Virtus KAR Small-Mid Cap Growth Fund,

a series of Virtus Equity Trust

Supplement dated March 31, 2022, to the Virtus Equity Trust

Statement of Additional Information (“SAI”) dated January 28, 2022

Important Notice to Investors

Effective March 31, 2022, Chris Wright, CFA, is hereby added as a portfolio manager of Virtus KAR Small-Mid Cap Growth Fund (the “Fund”).

The disclosure in the table under “Portfolio Managers” on page 98 of the SAI is hereby amended by adding Mr. Wright in the row for the Fund.

The disclosure in the “Other Accounts Managed (No Performance-Based Fees)” table on page 99 of the SAI is hereby amended by adding a row to reflect the following information for Mr. Wright and an associated footnote:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Chris Wright**	2	$277 million	1	$2.3 million	0	N/A
**	As of February 28, 2022

The disclosure in the table under “Portfolio Manager Fund Ownership” on page 101 of the SAI is hereby amended by adding a row to reflect the following information for Mr. Wright and an associated footnote:

Portfolio Manager	Fund	Dollar Range of Equity Securities Beneficially Owned in Fund Managed	Dollar Range of Equity Securities Beneficially Owned in Similar Strategies
Chris Wright**	Small-Mid Cap Growth Fund	None	None
**	As of February 28, 2022. Mr. Wright became Portfolio Manager of the Small-Mid Cap Growth Fund effective March 31, 2022.

Investors should retain this supplement with the SAI for future reference.

VET 8019B KAR Small-Mid Cap Growth PM Change (3/2022)